Borrowings (Details)		12 Months Ended
	Jun. 01, 2012 EUR (€) installment	Dec. 31, 2017 EUR (€)	Jun. 30, 2018 EUR (€)
Disclosure of detailed information about borrowings [line items]
Total borrowings		€ 7,244,000	€ 8,024,000
Current portion		(1,960,000)	(2,000,000)
Non Current portion		5,284,000	6,024,000
Innovation credit
Disclosure of detailed information about borrowings [line items]
Total borrowings		4,899,000	5,000,000
Accrued interest on innovation credit		1,683,000	2,016,000
Percentage of cost covered by the innovative credit	35.00%
Maximum initial borrowing base	€ 5,000,000.00000
Interest rate	10.00%
Number of installments | installment	3
Convertible notes
Disclosure of detailed information about borrowings [line items]
Total borrowings		€ 662,000	€ 1,008,000
Interest rate		8.00%
Debt instrument convertible term		36 months
Unconvertible debt maturity		P24M